Dividend per ordinary share - Schedule of dividends to shareholders of the parent (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended				6 Months Ended	12 Months Ended
	Apr. 25, 2024	May 31, 2024	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend per ordinary share [abstract]
Dividend per ordinary share paid (in EUR per share)		€ 0.756	€ 0.35	€ 0.389	€ 0.17		€ 0.756
Dividends paid		€ 2,497	€ 1,260	€ 1,408	€ 634
Dividends per ordinary share (in EUR per share)	€ 1.106					€ 0.35	€ 1.106	€ 0.559
Dividends						€ 1,149	€ 3,757	€ 2,042
Proposed cash dividend, per ordinary share (in EUR per share)						€ 0.35
Proposed cash dividend						€ 1,149